E-QURE CORP. - STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		45 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014
Statements of Cash Flows
Net loss	$ (24,505,214)	$ (109,882)	$ (1,168,585)	$ (91,985)	$ (25,797,176)
Donated services	0	9,000	12,000	12,000	36,000
Shares issued for services	1,202	0	1,000,000	0	1,001,202
Non-cash loss on settlement of debt	23,709,343	0	0	0	23,709,343
Amortization of debt discount	91,066	40,592	57,901	12,610	161,577
(Decrease) increase in prepaid expenses	0	900	909	(909)	0
Increase (decrease) in accounts payable and accrued expenses	25,449	9,958	22,440	15,058	82,389
Net cash used in operating activities	(678,154)	(49,432)	(75,285)	(53,226)	(806,665)
Procceds from sale of common stock	2,095,000	0	20,000	0	2,115,000
Proceeds from issuance of convertible notes payable - related parties	0	0	57,375	52,820	74,851
Proceeds from issuance of convertible notes payable	0	47,500	71,545	3,306	110,195
Net cash provided by financing activities	2,095,000	47,500	148,920	56,126	2,300,046
Change in cash	1,416,846	1,932	73,635	2,900	1,493,381
Cash at beginning of period	76,535	2,900	2,900	0	0
Cash at end of period	1,493,381	968	76,535	2,900	1,493,381
Debt converted to common stock	212,860	0	75,532	70,500	358,892
Discount on convertible debt	0	46,643	128,063	33,514	161,577
Forgiveness of accrued salary by related party	0	0	6,847	0	6,847
Common stock cancelled	253	0	0	0	253
Subscription receivable	$ 500,000	$ 0	$ 0	$ 0	$ 500,000